Right-of-use assets, Reconciliations (Details) $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($)
Right-of-use assets [abstract]
Balance as at beginning of the period	$ 1,253
Additions	213
Exchange differences	(50)
Depreciation expense	(71)
Balance as at Ending of the period	1,345
Land and Buildings [Member]
Right-of-use assets [abstract]
Balance as at beginning of the period	1,253
Additions	213
Exchange differences	(50)
Depreciation expense	(71)
Balance as at Ending of the period	$ 1,345
Corporate Office [Member]
Right-of-use assets [abstract]
Lease term	30 years